REIMBURSEMENT OF TARIFF SUBSIDIES	12 Months Ended
Dec. 31, 2021
REIMBURSEMENT OF TARIFF SUBSIDIES

13.	REIMBURSEMENT OF TARIFF SUBSIDIES

The subsidies to finance the Program to Encourage Voluntary Reduction of Energy Consumption, in effect from September to December 2021, will be reimbursed through the System Services Charge (ESS). The program was created to encourage customers to save energy due to the critical moment of hydrological scarcity — an emergency measure by the government to ensure the country continuity and security of energy supply. Customers that reduced consumption in the months of September to December 2021, so that the sum of their energy consumption in these months was from 10% to 20% less than in the same period of the previous year, were to be given a bonus of R$0.50 per kilowatt-hour (kWh) on the total of the energy saved. The bonus was to be stated in the first energy bill received after December 2021 consumption calculation, and credited as a reduction in the subsequent energy bill. On December 31, 2021, the amount appropriated as revenue for subsidies under this bonus was R$205. The Company has this amount receivable, posted as a current assets.

On December 31, 2021, the amount recognized as subsidies revenues, reimbursed through the transfer of resources of Energy Development Account (CDE), was R$986 (R$1,036 on December 31, 2020 and R$1,097 on December 31, 2019). Of such amounts, the Company has a receivable of R$86 in current assets, being R$82 (R$83 on December 31, 2020) held by Cemig D and R$4 (R$6 on December 31, 2020) held by Cemig GT.